NOTE 7 DEBT (Details) - Schedule of Debt (Parentheticals)	Dec. 31, 2011 Ruby Development Company [Member]	Dec. 31, 2013 Secured Note Payable [Member]	Dec. 31, 2013 Secured Convertible Note Payable [Member]	Dec. 31, 2013 Unsecured Convertible Notes Payable #1 [Member]	Dec. 31, 2012 Unsecured Convertible Notes Payable #1 [Member]	Dec. 31, 2013 Unsecured Convertible Notes Payable #2 [Member]	Dec. 31, 2012 Unsecured Convertible Notes Payable #2 [Member]	Dec. 31, 2013 Unsecured Convertible Notes Payable #3 [Member]	Dec. 31, 2012 Unsecured Convertible Notes Payable #3 [Member]	Dec. 31, 2013 Unsecured Convertible Notes Payable #4 [Member]	Dec. 31, 2012 Unsecured Convertible Notes Payable #4 [Member]
NOTE 7 DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	3.00%	8.00%	10.00%	9.90%	9.90%	8.00%	8.00%	7.00%	7.00%	5.00%	5.00%